Basis of preparation and recent accounting developments (Details) £ in Millions				12 Months Ended
	Mar. 31, 2024 GBP (£) MW site	Mar. 11, 2024	Jan. 31, 2023	Mar. 31, 2024 GBP (£) MW site	Mar. 31, 2023 GBP (£)	Mar. 31, 2050 GBP (£)	Mar. 31, 2022 GBP (£)
Disclosure of subsidiaries [line items]
Number of US Superfund sites | site	3			3
Property, plant and equipment	£ 68,907			£ 68,907	£ 64,433
Other provisions	3,109			3,109	£ 2,642		£ 2,539
Decommissioning provision, ARO
Disclosure of subsidiaries [line items]
Other provisions	57			£ 57
New York
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period				5 years
New England
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period				5 years
Electricity generation plant
Disclosure of subsidiaries [line items]
Property, plant and equipment	£ 325			£ 325
Property, plant and equipment, capacity | MW	3,800			3,800
Liquefied natural gas | Forecast
Disclosure of subsidiaries [line items]
Property, plant and equipment						£ 0
GasT TopCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed		20.00%
Proportion of ownership interest in associate	20.00%	20.00%	40.00%	20.00%
GasT TopCo Limited | The Consortium
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		80.00%
UK Gas Transmission business
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			100.00%		60.00%
Minimum | Fixed interest rate bonds
Disclosure of subsidiaries [line items]
Notional amount	£ 5,600			£ 5,600